Principal activities and organization - Additional Information (Detail)	Dec. 31, 2012
Jincheng [Member]
Organization And Principal Business [Line Items]
Equity interests	100.00%
Xinshichuang [Member]
Organization And Principal Business [Line Items]
Equity interests	100.00%
Wanshuizhiyuan [Member]
Organization And Principal Business [Line Items]
Equity interests	100.00%
Shenyang Jingli [Member]
Organization And Principal Business [Line Items]
Equity interests	100.00%
Qingdao Kaixiang [Member]
Organization And Principal Business [Line Items]
Equity interests	100.00%
Haiya [Member]
Organization And Principal Business [Line Items]
Equity interests	100.00%
Shengshitongda [Member]
Organization And Principal Business [Line Items]
Equity interests	100.00%
Shanghai Botang [Member]
Organization And Principal Business [Line Items]
Equity interests	100.00%
HK Ad-Icon [Member]
Organization And Principal Business [Line Items]
Equity interests	100.00%
Changsha Jingli [Member]
Organization And Principal Business [Line Items]
Equity interests	100.00%
Wenzhou Rigao [Member]
Organization And Principal Business [Line Items]
Equity interests	100.00%
Wuxi Ruizhong [Member]
Organization And Principal Business [Line Items]
Equity interests	100.00%
Zhejiang Continental [Member]
Organization And Principal Business [Line Items]
Equity interests	100.00%
Shanghai Tiger Shangda [Member]
Organization And Principal Business [Line Items]
Equity interests	100.00%